Trade and other payables	12 Months Ended
Mar. 31, 2018
Trade and other payables [abstract]
Trade and other payables	21. Trade and other payables Trade and other payables consist of the following:
	As at March 31,
	2018		2017
Due to related parties	Rs.	14	Rs.	9
Others		16,038		13,408
	Rs.	16,052	Rs.	13,417